Document and Entity Information	Mar. 28, 2023
Cover [Abstract]
Entity Registrant Name	Anebulo Pharmaceuticals, Inc.
Amendment Flag	false
Entity Central Index Key	0001815974
Document Type	8-K
Document Period End Date	Mar. 28, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40388
Entity Tax Identification Number	85-1170950
Entity Address, Address Line One	1415 Ranch Road 620 South
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Lakeway
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78734
City Area Code	(512)
Local Phone Number	598-0931
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ANEB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false